Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net revenue	$ 10,560	$ 14,436	$ 25,460	$ 41,690	$ 56,590	$ 46,743
Net operating costs and expenses:
Cost of revenue	3,329	3,768	7,985	11,998	16,689	15,681
Research and development	3,899	2,349	12,542	7,461	9,641	12,746
Selling, general and administrative	188,824	29,734	236,725	83,610	119,016	119,641
Intangible amortization	1,020	1,002	3,030	3,030	4,031	4,106
Legal settlements	0	(2,500)	95	(9,391)	(9,391)	0
Total net operating costs and expenses	197,072	34,353	260,377	96,708	139,986	152,174
Loss from operations	(186,512)	(19,917)	(234,917)	(55,018)	(83,396)	(105,431)
Other expense, net:
(Gain) loss on derivative liability	58,357	(18,108)	60,323	(2,367)	(17,378)	512
Change in fair value of debt and liability instruments	22,031	1,957	36,511	11,961	4,782	7,189
Loss on debt extinguishment, net	1,103	0	1,103	0
Interest expense, net	2,798	576	7,961	1,678	1,963	1,068
Loss on foreign currency exchange	2	46	97	57	45	118
Unrealized gain on investments	(8,282)	0	(8,282)	0
Unrealized gain on digital assets	(4,702)	0	(4,702)	0
Total other expense, net	71,307	(15,529)	93,011	11,329	(10,588)	8,887
Loss before income taxes	(257,819)	(4,388)	(327,928)	(66,347)	(72,808)	(114,318)
Income tax expense	1	0	20	0	(1)	13
Net loss	(257,820)	(4,388)	(327,948)	(66,347)	(72,807)	(114,331)
Deemed dividend	0	0	(43,753)	0
Net loss attributable to noncontrolling interests	(586)	0	(2,326)	0
Net loss attributable to common stockholders	$ (257,234)	$ (4,388)	$ (369,375)	$ (66,347)	$ (72,807)	$ (166,976)
Net loss per share attributable to common stockholders - basic and diluted
Net loss per share attributable to common stockholders - basic	$ (22.17)	$ (0.58)	$ (31.88)	$ (12.77)	$ (7.24)	$ (44.86)
Net loss per share attributable to common stockholders - diluted	$ (22.17)	$ (0.58)	$ (31.88)	$ (12.77)	$ (8.05)	$ (44.86)
Weighted average number of shares during the period - basic and diluted
Weighted average number of shares during the period-basic	11,604	7,557	11,588	5,194	10,061	3,722
Weighted average number of shares during the period -diluted	11,604	7,557	11,588	5,194	10,145	3,722
Comprehensive loss:
Net loss	$ (257,820)	$ (4,388)	$ (327,948)	$ (66,347)	$ (72,807)	$ (114,331)
Other comprehensive income:
Changes in fair value attributable to instrument-specific credit risk	(2,970)	3,160	(2,970)	5,011	6,317	0
Total other comprehensive income	(2,970)	3,160	(2,970)	5,011	6,317	0
Comprehensive loss	$ (260,790)	$ (1,228)	$ (330,918)	$ (61,336)	$ (66,490)	$ (114,331)